Deferred Revenue - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) oz
Disclosure of deferred income [Line Items]
Proceeds from gold prepayment				$ 119,300,000
Average forward contract price per ounce			$ 1,753
Sales Arrangement, Average Cap Price, Per Ounce			$ 2,925
2022 Prepay Arrangements
Disclosure of deferred income [Line Items]
Purchase arrangement, weighted average cost, percentage per annum						0.0445
Sales arrangement, total amount of product to be provided | oz						150,000
Average funding price, after financing charges						$ 1,753
Purchase arrangement, average forward contract price, gold basis | oz						50,000
Floor price (in dollars per ounce)						$ 1,700
Cap price (in dollars per ounce)						$ 2,100
Purchase arrangement, collar range, gold basis | oz						100,000
Proceeds from gold prepayment					$ 236,000,000
Sales arrangement, product physically provided | oz				137,500
Cash received for physically delivered products				$ 38,900,000
Sales agreement, floor price per ounce				$ 1,700
2024 Q1 Prepay Arrangements
Disclosure of deferred income [Line Items]
Purchase arrangement, weighted average cost, percentage per annum			0.113
Average funding price, after financing charges			$ 1,916
Sales arrangement, deferred delivery, amount of ounces | oz			6,250
Sales arrangement, total amount of product to be provided | oz			31,250
Proceeds from gold prepayment (to be received in Q1 2024)	$ 59,900,000
2024 Q2 Prepay Arrangements
Disclosure of deferred income [Line Items]
Purchase arrangement, weighted average cost, percentage per annum			0.10
Average funding price, after financing charges			$ 1,900
Floor price (in dollars per ounce)			2,100
Cap price (in dollars per ounce)			2,925
Sales agreement, floor price per ounce			$ 2,100
Sales arrangement, deferred delivery, amount of ounces | oz			6,250
Sales arrangement, total amount of product to be provided | oz			31,250
Proceeds from gold prepayment (to be received in Q1 2024)		$ 59,400,000